PROSPECTUS SUPPLEMENT	March 31, 2023

Summary Prospectus Supplement

March 31, 2023

Exponential Technologies Fund

ETAEX      Class A Shares      ETCEX      Class C Shares
ETNEX      Class N Shares      ETIEX        Class I Shares

(the “Fund”)

This information supplements certain information contained in the Summary Prospectus for the Fund, dated November 1, 2022, and should be read in conjunction with such Summary Prospectus.

Exponential Technologies Fund

Effective April 1, 2023, the Eventide Exponential Technologies Fund’s primary benchmark will change from the S&P 500 Total Return Index to the S&P North American Technology Sector Industry Index, and the Exponential Technologies Blended Index and the S&P 500 Total Return Index will be the Fund’s supplemental benchmarks. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns (periods ended December 31, 2022)
Class A Shares	1 Year	Since inception (6/30/2020)
Return Before Taxes	(48.24)%	(2.29)%
Return After Taxes on Distributions	(48.24)%	(2.51)%
Return After Taxes on Distributions and Sale of Fund Shares	(28.56)%	(1.77)%
Class C Shares
Return Before Taxes	(45.56)%	(0.72)%
Class N Shares
Return Before Taxes	(45.08)%	0.05%
Class I Shares
Return Before Taxes	(44.98)%	0.25%
S&P North American Technology Sector Industry Index (reflects no deduction for fees, expenses or taxes)[1]	(35.36)%	1.10%
Exponential Technologies Blended Index (reflects no deduction for fees, expenses or taxes)[2]	(35.04)%	1.44%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	(18.11)%	10.62%

1. The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the S&P North American Technology Sector Industry Index because the S&P North American Technology Sector Industry Index better represents the Fund’s investment strategy.

PROSPECTUS SUPPLEMENT	March 31, 2023

2. The Exponential Technologies Blended Index is comprised of 50% of the S&P North American Technology Software Index, 20% of the S&P Technology Hardware Select Industry Index, 20% of the Philadelphia Stock Exchange Semiconductor Index and 10% of the S&P 500 Communications Services Sector.

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2022, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022.

Please retain this Supplement for future reference.